UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 6.7%
		Canada - 0.2%
		Canada (Government of)
CAD	365	5.75%, 06/01/2033	$575

		Israel - 1.6%
		Israel (Government of)
ILS	15,264	2.75%, 09/30/2022 ◄	4,169

		Japan - 0.8%
		Japan (Government of)
JPY	145,700	2.50%, 09/20/2037	2,142

		Poland - 1.3%
		Poland (Government of)
PLN	10,658	3.00%, 08/24/2016 ◄	3,299

		South Africa - 1.2%
		South Africa (Republic of)
ZAR	18,818	5.50%, 12/07/2023 ◄	3,210

		Turkey - 1.4%
		Turkey (Republic of)
TRY	10	2.50%, 05/04/2016 ◄	6
TRY	6,474	3.00%, 07/21/2021 ◄	3,643
			3,649
		United Kingdom - 0.2%
		United Kingdom (Government of)
GBP	205	4.25%, 12/07/2040	407

		Total foreign government obligations
		(cost $16,776)	$17,451

U.S. GOVERNMENT SECURITIES - 38.3%
U.S. Treasury Securities - 38.3%
		U.S. Treasury Bonds - 5.6%
	$2,205	2.13%, 02/15/2041 ◄╦	$3,484
	2,235	2.38%, 01/15/2025 ◄	3,673
	1,565	3.63%, 04/15/2028 ◄	3,531
	1,710	3.88%, 04/15/2029 ◄	3,982
			14,670
		U.S. Treasury Notes - 32.7%
	58,535	0.13%, 04/15/2016 - 01/15/2022 ◄	63,287
	2,620	0.50%, 04/15/2015 ◄	2,907
	3,340	0.63%, 07/15/2021 ◄	3,854
	3,225	1.13%, 01/15/2021 ◄	3,957
	2,405	1.88%, 07/15/2015 ◄	3,117
	2,795	2.00%, 01/15/2016 ◄	3,605
	3,195	2.50%, 07/15/2016 ◄	4,194
			84,921
			99,591
		Total U.S. government securities
		(cost $99,021)	$99,591

Contracts
CALL OPTIONS PURCHASED - 0.1%
Equity Contracts - 0.1%
	Financial Select Sector SPDR Option
8	Expiration: 08/18/2012, Exercise Price: $15.00	$107

	Total call options purchased
	(cost $272)	$107

EXCHANGE TRADED FUNDS - 6.0%
	Other Investment Pools and Funds - 6.0%
705	Financial Select Sector SPDR	$10,332
93	PowerShares DB Gold Fund	5,157
		15,489
	Total exchange traded funds
	(cost $15,604)	$15,489

	Total long-term investments
	(cost $131,673)	$132,638

SHORT-TERM INVESTMENTS - 46.1%
Repurchase Agreements - 46.1%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $41,903,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value of
	$42,741)
$41,903	0.17%, 07/31/2012	$41,903
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $32,326, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $32,973)
32,326	0.18%, 07/31/2012	32,326
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $7,937, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $8,095)
7,936	0.19%, 07/31/2012	7,936
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $26,534, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $27,065)
26,534	0.19%, 07/31/2012	26,534

1

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 46.1% - (continued)
Repurchase Agreements - 46.1% - (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $186, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $190)
$186	0.17%, 07/31/2012		$186
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $10,961, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $11,180)
10,961	0.19%, 07/31/2012		10,961
			119,846
	Total short-term investments
	(cost $119,846)		$119,846

	Total investments
	(cost $251,519) ▲	97.2%	$252,484
	Other assets and liabilities	2.8%	7,316
	Total net assets	100.0%	$259,800

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $252,121 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,245
Unrealized Depreciation	(882)
Net Unrealized Appreciation	$363

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $305 of cash as collateral in connection with swap contracts.

2

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Australian 10-Year Bond Future	24	Long	09/17/2012	$3,170	$3,229	$(59)
Canadian Government 10-Year Bond Future	16	Long	09/19/2012	2,217	2,228	(11)
Euro BUXL 30-Year Bond Future	2	Long	09/06/2012	337	336	1
Euro-BUND Future	33	Long	09/06/2012	5,870	5,882	(12)
FTSE 100 Index Future	29	Short	09/21/2012	2,549	2,544	(5)
FTSE/MIB Index Future	31	Long	09/21/2012	2,645	2,604	41
Hang Seng Index Future	20	Long	08/31/2012	2,542	2,430	112
IBEX 35 Index Future	32	Long	08/17/2012	2,640	2,607	33
Japan 10-Year Bond Future	2	Long	09/10/2012	3,687	3,697	(10)
KOSPI 200 Index Future	25	Short	09/13/2012	2,769	2,643	(126)
Long Gilt Future	17	Long	09/26/2012	3,249	3,234	15
S&P 500 (E-Mini) Future	38	Short	09/21/2012	2,612	2,548	(64)
S&P/TSX 60 Index Future	19	Short	09/20/2012	2,516	2,533	17
Stockholm Stock Exchange Future	361	Long	08/17/2012	5,683	5,484	199
TDX ISE National-30 Index Future	653	Long	08/31/2012	2,871	2,690	181
U.S. Treasury 10-Year Note Future	57	Long	09/19/2012	7,675	7,610	65
U.S. Treasury 30-Year Bond Future	4	Long	09/19/2012	604	606	(2)
U.S. Treasury 5-Year Note Future	479	Short	09/28/2012	59,770	59,480	(290)
						$85

*      The number of contracts does not omit 000's.

Cash of $2,992 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2012.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	WEST	Sell	$8,044	$7,861	10/18/2012	$(183)
CAD	JPM	Buy	238	237	10/18/2012	1
CAD	JPM	Sell	819	806	09/19/2012	(13)
CAD	RBC	Sell	5,216	5,144	10/18/2012	(72)
GBP	JPM	Buy	149	149	10/18/2012	–
GBP	JPM	Sell	3,201	3,185	10/18/2012	(16)
GBP	WEST	Sell	2,648	2,637	10/18/2012	(11)
ILS	MSC	Sell	4,808	4,744	08/02/2012	(64)
INR	BCLY	Buy	5,009	4,981	10/18/2012	28
INR	BCLY	Sell	5,009	5,059	10/18/2012	50
JPY	BCLY	Buy	10,512	10,370	10/18/2012	142
JPY	BCLY	Sell	2,573	2,536	10/18/2012	(37)
JPY	JPM	Sell	3,080	3,038	10/18/2012	(42)
JPY	SCB	Buy	928	923	10/18/2012	5
TRY	MSC	Sell	6,210	6,160	08/02/2012	(50)
ZAR	MSC	Sell	3,864	3,902	08/02/2012	38
						$(224)

3

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX.EM.17	GSC	$4,825	Sell	5.00%	06/20/17	$347	$546	$199
CDX.NA.HY.18	BOA	4,505	Sell	5.00%	06/20/17	(897)	(860)	37
CDX.NA.HY.18	UBS	27,720	Sell	5.00%	06/20/17	(1,515)	(140)	1,375
						$(2,065)	$(454)	$1,611

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
SPDR DJ REIT ETF	BOA	$10,429	1M LIBOR minus 20 BPS	07/31/13	$(3)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish New Zloty
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
IBEX	Spanish Stock Index
ISE	International Security Exchange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange

Other Abbreviations:
BPS	Basis Points
DJ	Dow Jones
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

4

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.4%
Aa / AA	0.8
A	2.5
Baa / BBB	1.4
Unrated	1.6
U.S. Government Agencies and Securities	38.3
Non Debt Securities and Other Short-Term Instruments	52.2
Other Assets & Liabilities	2.8
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Call Options Purchased	$107	$107	$—	$—
Exchange Traded Funds	15,489	15,489	—	—
Foreign Government Obligations	17,451	—	17,451	—
U.S. Government Securities	99,591	54,517	45,074	—
Short-Term Investments	119,846	—	119,846	—
Total	$252,484	$70,113	$182,371	$—
Credit Default Swaps *	1,611	—	1,611	—
Foreign Currency Contracts *	264	—	264	—
Futures *	664	664	—	—
Total	$2,539	$664	$1,875	$—
Liabilities:
Foreign Currency Contracts *	488	—	488	—
Futures *	579	579	—	—
Total Return Swaps *	3	—	3	—
Total	$1,070	$579	$491	$—

♦	For the nine-month period ended July 31, 2012, investments valued at $13 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

6

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE
STRATEGIES FUND

Date: September 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: September 14, 2012	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer